FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Financial Instruments
FINANCIAL INSTRUMENTS

NOTE 13: FINANCIAL INSTRUMENTS

a.	Financial risks factors:

The Company is exposed to foreign currency risk, interest risk, credit risk and liquidity risk. The Company’s senior management oversees the management of these risks in accordance with the policies approved by the board of directors.

1.	Foreign currency risk:

The currency exposure arises from current accounts and deposits that are mainly managed in NIS and from liability in respect of employee payroll accruals that are paid in NIS.

2.	Interest rate risk:

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company's long-term liabilities in respect of government grants received from IIA. The repayment of grants received by the Company from 2018 bear an interest rate that reference LIBOR and are expected to be repaid after 2024.

3.	Credit risk:

Credit risk is the risk that a counterparty will not meet its obligations as a customer or under a financial instrument leading to a loss to the Group. The Group is exposed to credit risk from its operating activity (primarily trade receivables).

4.	Liquidity risk:

The Company monitors its risk of a shortage of cash using a quarterly budget.

1.	The table below presents the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments including interest payments:

December 31, 2024:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
Trade payables	$2,868	$-	$-	$-	$-	$-	$2,868
Other accounts payable	5,927	-	-	-	-	-	5,927
Liability in respect of research and development grants	1,419	2,040	2,685	2,850	1,609	169	10,772

Total	$10,214	$2,040	$3,685	$2,850	$1,609	$169	$19,567

December 31, 2023:

	Less than	1 to 2	2 to 3	3 to 4	4 to 5	>5
	one year	years	years	years	years	years	Total
Trade payables	$758	$-	$-	$-	$-	$-	$758
Other accounts payable	5,259	-	-	-	-	-	5,259
Liability in respect of research and development grants	1,119	1,575	2,250	2,685	2,850	529	11,008

Total	$7,136	$1,575	$2,250	$2,685	$2,850	$529	$17,025

b.	Sensitivity tests relating to changes in foreign currency:

December 31, 2024	USD	NIS	Other	Total
Cash and Cash equivalents	67,791	630	924	69,345
Restricted cash	271	-	-	271
Short-term deposits	-	-	-	-
Trade receivables, net	2,938	560	1,098	4,596
Other current assets	135	897	-	1,032
Other long-term Assets	2,611	82	5	2,698
	73,746	2,169	2,027	77,942
Financial liabilities at amortized cost	(11,170)	(10,343)	(2)	(21,515)
Total net financial assets	62,576	(8,174)	2,025	56,427

December 31, 2023
Cash and Cash equivalents	8,594	579	1,347	10,520
Restricted cash	271	-	-	271
Short-term deposits	35,465	-	-	35,465
Trade receivables, net	2,640	63	1,077	3,780
Other current assets	229	1,483	-	1,712
Other long-term Assets	1,542	169	6	1,717
	48,741	2,294	2,430	53,465
Financial liabilities at amortized cost	(10,752)	(2,870)	49	(13,573)
Total net financial assets	37,979	(576)	2,479	39,892

The following is a sensitivity analysis of changes to profit (loss) and equity in the exchange rate of the NIS as of December 31:

	December 31,
	2024	2023
Sensitivity test to changes in the NIS exchange rate:
Gain (loss) from the change:
Increase of 5% in exchange rate	$(307)	$95
Increase of 10% in exchange rate	$(615)	$190
Decrease of 5% in exchange rate	$307	$(95)
Decrease of 10% in exchange rate	$615	$(190)

As of December 31, 2024, the Company has a deficit of financial liabilities over financial assets in NIS in relation to US dollar of $8,099

As of December 31, 2024, the Company has an excess of financial assets over financial liabilities in Euro and CAD in relation to US dollar of $1,598 and $431, respectively. An increase or decrease of 5% of the US dollar relative to the Euro and CAD would have an effect of $80 and $22, respectively.

Sensitivity tests and principal work assumptions:

The selected changes in the relevant risk variables were determined based on management’s estimate as to reasonable possible changes in these risk variables.

The Company has performed sensitivity tests of principal market risk factors that are liable to affect its reported operating results or financial position. The sensitivity tests present the profit or loss in respect of each financial instrument for the relevant risk variables chosen for that instrument as of each reporting date. The test of risk factors was determined based on the materiality of the exposure of the operating results or financial condition of each risk with reference to the functional currency and assuming that all the other variables are constant.

c.	Warrants liability:

	2024	2023

Balance as of January 1,	$-	$-
Warrants value at the date of issuance	3,425	-
Gain from remeasurement to fair value through profit or loss	(996)	-

Balance as of December 31	$2,429	$-

On November 5, 2024, the Company consummated a private placement of 2,103,745 ADSs and warrants to purchase 1,500,000 ADSs at an exercise price of $9.50686 per ADS (the “Warrant”) to Valor BrainsWay Holdings, LLC (“Valor”), for aggregate immediate gross proceeds of approximately $20 million.

The Warrant became exercisable upon issuance thereof at the closing of the investment and will remain exercisable for 18 months after the initial issuance date (the “Exercise Period”). Under the Warrant, if at any time during the Exercise Period, the ADS closing price of any thirty (30) consecutive trading day period exceeds the exercise price of the Warrant by 40% or more, Valor shall be required to fully exercise the Warrant within five (5) trading days. Valor may also exercise the Warrant, in whole or in part, at any time during the Exercise Period, by means of a “cashless exercise” according to the formula set forth in the Warrant.

The Company has classified the Warrant as a financial liability (see Note 3b).